Main Page (1)
	TYPE              13F-HR
	PERIOD            06-30-01
	FILER
		CIK         0001003279
		CCC         2qqjqjd$
	SUBMISSION-CONTACT
		NAME        D. Gonzales
		PHONE       312-621-6111

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Fortaleza Asset Management, Inc.
Address: 	200 West Adams, Suite 2000
         	Chicago, Illinois  60606

13F File Number: 28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Diana Gonzales
Title:    	Corporate Secretary
Phone:    	312-621-6111


Signature, Place, and Date of Signing:

    Diana Gonzales    Chicago, Illinois     August 14, 2001

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Totals:		73

Form 13F Information Table Value Totals:		$218,987

List of Other Included Managers:

No.    13F File Number                          Name

                                                       Form 13F Information Table
                                                  Value   Shares/ Sh/     Put/    Invstmt Other  Voting Authority
Name of Issuer               Title of ClCusip  (x$1000)Prn Amt Prn  Call  Dscretn ManagersSole Shared  None
-----------------------------------------------------------------------------------------------------------
Activision Inc.               Common    004930202          2218   56500sh     sole       40300       0   16200
Advent Software               Common    007974108          6134   96600sh     sole       68100       0   28500
Aeroflex, Inc.                Common    007768104          2117  201650sh     sole      144200       0   57450
Allied Capital Corp		Common    01903Q108          2308   99700sh     sole       71100       0   28600
AmeriCredit Corp.             Common    03060R101          7647  147200sh     sole      103700       0   43500
Art Tech Group                Common    04289L107             2     300sh     sole         300       0       0
Barra, Inc.                   Common    068313105          3277   80750sh     sole       56750       0   24000
Benchmark Electronics         Common    08160H101            10     390sh     sole         390       0       0
Black Box Corporation         Common    091826107          5173   76800sh     sole       54700       0   22100
Caremark RX                   Common    141705103          4293  261000sh     sole      186600       0   74400
Carreker-Antinori             Common    144433109          3898  181300sh     sole      129500       0   51800
Celgene Corp.                 Common    151020104          3870  134150sh     sole       95200       0   38950
Cephalon, Inc.                Common    156708109          6810   96600sh     sole       69000       0   27600
Cheesecake Factory            Common    163072101          2401   84825sh     sole       60675       0   24150
Chico's Fashions              Common    168615102          3290  110575sh     sole       79225       0   31350
Christopher & Banks Corp	Common    171046105          3300  101228sh     sole       72190       0   29038
Coach, Inc.                   Common    189754104          3307   86900sh     sole       62200       0   24700
Columbia Sportswear           Common    198516106          3740   73350sh     sole       52450       0   20900
Cor Therapeutics              Common    217753102          3240  106250sh     sole       76750       0   29500
Cree, Inc.                    Common    225447101            10     400sh     sole         400       0       0
Cypress Semiconductor Corp	Common    232806109          2392  100300sh     sole       71700       0   28600
Cytyc Corporation             Common    232946103          3275  142100sh     sole      100400       0   41700
D.R. Horton                   Common    23331A109          5024  221300sh     sole      158100       0   63200
DMC Stratex Networks Inc.     Common    23322L106            10    1000sh     sole        1000       0       0
Digital Lightwave             Common    253855100          4202  113700sh     sole       80950       0   32750
Documentum                    Common    256159104             6     450sh     sole         450       0       0
Emcore Corporation            Common    290846104          4529  147300sh     sole      105500       0   41800
Employee Solutions            Common    292166105             0     738sh     sole         477       0     261
Evergreen Resources, Inc.     Common    299900308          2588   68100sh     sole       48700       0   19400
Exar Corporation              Common    300645108          2559  129500sh     sole       93100       0   36400
Genesco Inc.                  Common    371532102          5729  170500sh     sole      122100       0   48400
Grant Prideco Inc.            Common    38821G101            17    1000sh     sole        1000       0       0
IDEC Pharmaceuticals Corp.    Common    449370105            10     150sh     sole         150       0       0
Intranet Solutions            Common    460939309          3858  101400sh     sole       72400       0   29000
J. Jill Group                 Common    466189107          3794  187375sh     sole      133975       0   53400
King Pharmaceuticals          Common    495582108            23     425sh     sole         425       0       0
Krispy Kreme Doughnuts, Inc.  Common    501014104          3360   84000sh     sole       60200       0   23800
Lifepoint Hospitals, Inc.     Common    53219L109          5750  129900sh     sole       92900       0   37000
Louis Dreyfus Natural Gas 	Common    546011107          4705  135000sh     sole       96300       0   38700
MacroVision                   Common    555904101          2192   32000sh     sole       23000       0    9000
Marine Drilling Companies	Common    568240204             9     450sh     sole         450       0       0
Millennium Pharmaceuticals    Common    599902103            11     300sh     sole         300       0       0
Myriad  Genetics              Common    62855J104          5270   83225sh     sole       59825       0   23400
NPS Pharmaceuticals           Common    62936P103          3361   83600sh     sole       60300       0   23300
Nanometrics                   Common    630077105          2226   81000sh     sole       58200       0   22800
Newport Corporation           Common    651824104          2459   92800sh     sole       67500       0   25300
OSI Pharmaceuticals           Common    671040103          3229   61400sh     sole       43900       0   17500
Orthodonic Centers            Common    68750P103            17     550sh     sole         550       0       0
PF Changs China Bistro        Common    69333Y108          3828  101000sh     sole       72700       0   28300
Panera Bread                  Cla A     69840W108          5206  164900sh     sole      118700       0   46200
Pediatrix Medical Group       Common    705324101          4729  142450sh     sole      102350       0   40100
Peregrine Systems             Common    71366Q101          5826  200900sh     sole      143500       0   57400
Photronics                    Common    719405102          1912   74500sh     sole       53600       0   20900
Pier 1 Imports                Common    720279108          2939  255550sh     sole      182450       0   73100
Plato Learning, Inc.          Common    72764Y100          2321   75000sh     sole       53700       0   21300
Power Wave                    Common    739363109          3089  213000sh     sole      152900       0   60100
QLT Incorporated              Common    746927102          1664   85000sh     sole       61350       0   23650
Quintiles Transnational       Common    748767100          3184  126100sh     sole       89500       0   36600
RSA Security, Inc.            Common    749719100          3785  122300sh     sole       87400       0   34900
Rare Hospitality Intl		Common    753820109          4856  214850sh     sole      153550       0   61300
Rehabcare                     Common    759148109          5574  115650sh     sole       81650       0   34000
Signal Technologies           Common    826675100          1903  177025sh     sole      129325       0   47700
Stericycle Inc.               Common    858912108          2080   44300sh     sole       31300       0   13000
Sterling Bancshares, Inc.     Common    858907108          2713  141450sh     sole      100950       0   40500
Talbots                       Common    874161102            15     350sh     sole         350       0       0
Talx Corporation              Common    874918105          5864  158475sh     sole      113625       0   44850
Tidewater Inc.                Common    886423102          2115   56100sh     sole       40000       0   16100
Trikon                        Common    896187408          2222  158700sh     sole      115000       0   43700
Veeco Instruments             Common    922417100          5390  135600sh     sole       95800       0   39800
Ventana Medical Systems       Common    92276H106             6     200sh     sole         200       0       0
Vertex                        Common    92532F100          4659   94125sh     sole       67225       0   26900
XTO Energy, Inc.              Common    98385X106          5449  379743sh     sole      272568       0  107175
Zales                         Common    988858106             8     250sh     sole         250       0       0